GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 97.5%	Value
	Energy - Alternate Sources: 0.3%
662	Maxeon Solar Technologies Ltd.	$7,673
4,406	SunPower Corp.*	27,185
		34,858
	Oil & Gas - Exploration & Production: 22.0%
7,197	Canadian Natural Resources Ltd.	465,475
4,849	ConocoPhillips	580,910
96,847	Deltic Energy PLC	29,543
7,215	Devon Energy Corp.	344,156
3,139	Diamondback Energy Inc.	486,168
44,822	Diversified Energy Co., PLC	44,109
239,088	EnQuest PLC*	44,373
3,593	EOG Resources Inc.	455,449
137,690	Pharos Energy PLC	38,306
1,886	Pioneer Natural Resources Company	432,931
5,221,570	Reabold Resources PLC*	6,053
		2,927,473
	Oil & Gas - Field Services: 10.7%
6,448	Baker Hughes Company	227,743
12,069	Halliburton Company	488,795
16,154	Helix Energy Solutions Group, Inc.*	180,440
9,034	Schlumberger Ltd.	526,682
		1,423,660
	Oil & Gas - Integrated: 54.2%
99,102	BP PLC	642,592
23,131	Cenovus Energy Inc.	481,644
3,822	Chevron Corp.	644,466
24,303	Eni SpA	392,011
13,651	Equinor ASA	448,196
6,421	Exxon Mobil Corp.	754,981
29,186	Galp Energia Sgps Sa	433,251
8,181	Imperial Oil Ltd.	503,937
7,823	OMV AG	374,853
344,000	PetroChina Co., Ltd. - H Shares	259,183
29,837	Repsol SA	491,181
19,739	Shell PLC	636,641
12,691	Suncor Energy, Inc.	436,474
10,735	Total Energies SE	707,226
		7,206,636
	Oil & Gas - Pipelines and Transportation: 4.0%
7,942	Enbridge Inc.	263,595
15,773	Kinder Morgan Inc.	261,516
		525,111

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 97.5%	Value
	Oil Refining & Marketing: 6.3%
346,000	China Petroleum & Chemical	$189,111
4,613	Valero Energy, Corp.	653,708
		842,819

	Total Common Stocks	$12,960,557
	(cost $13,677,063)

	Total Investments in Securities	12,960,557
	(cost $13,677,063): 97.5%

	Other Assets less Liabilities: 2.5%	339,421

	Net Assets: 100.0%	$13,299,978

*	Non-income producing security.

PLC - Public Limited Company